VARIABLE INTEREST ENTITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
VARIABLE INTEREST ENTITIES
Schedule of assets and liabilities held through VIEs whose assets cannot be used for purposes other settlement of their obligations

(unaudited)
(millions of dollars)	March 31, 2017 (b)	December 31, 2016 (b)

ASSETS (LIABILITIES) *
Cash and cash equivalents	18	14
Accounts receivable and other	28	33
Inventories	6	6
Other current assets	4	6
Equity investments	930	918
Plant, property and equipment	1,140	1,146
Other assets	2	2
Accounts payable and accrued liabilities	(20)	(21)
Accounts payable to affiliates, net	(24)	(32)
Distributions payable	(3)	(3)
Accrued interest	(5)	(2)
State income tax payable	(1)	—
Current portion of long-term debt	(46)	(52)
Long-term debt	(330)	(337)
Other liabilities	(26)	(25)
Deferred state income tax	(10)	(10)

(a)	North Baja and Bison, which are also assets held through consolidated VIEs, were excluded as the assets of these entities can be used for purposes other than the settlement of the VIE’s obligations.

(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).

(millions of dollars)	December 31, 2016(b)	December 31, 2015(b)

ASSETS (LIABILITIES) (a)
Cash and cash equivalents	14	16
Accounts receivable and other	33	29
Inventories	6	6
Other current assets	6	6
Equity investments	918	965
Plant, property and equipment	1,146	1,180
Other assets	2	2
Accounts payable and accrued liabilities	(21)	(27)
Accounts payable to affiliates, net	(32)	(9)
Distributions payable	(3)	(10)
Accrued interest	(2)	(1)
Current portion of long-term debt	(52)	(36)
Long-term debt	(337)	(373)
Other liabilities	(25)	(24)
Deferred state income tax	(10)	(11)

(a)

North Baja and Bison, which are also assets held through our consolidated VIEs, are excluded as the assets of these entities can be used for purposes other than the settlement of the VIE’s obligations.

(b)	Recast to consolidate PNGTS for all periods presented (Refer to Note 2).